Lord Abbett Global Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973



                                                    October 26, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Lord Abbett Global Fund, Inc.
        1933 Act File No. 003-20309
        1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 21 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on October 19, 2004.

Please contact the undersigned at (201) 395-2504 if you have any questions or comments.

                                                        Sincerely yours,


                                                        /s/ Rebecca B. Clark
                                                        Rebecca B. Clark
                                                        Legal Assistant
                                                        Lord, Abbett & Co. LLC